ORGANIZATION, DESCRIPTION OF BUSINESS AND GOING CONCERN (Details Narrative)																					12 Months Ended
	Dec. 10, 2024 USD ($)	Dec. 10, 2024 CAD ($)	Oct. 18, 2024	May 29, 2024	Feb. 25, 2024 USD ($)	Feb. 25, 2024 CAD ($)	Feb. 05, 2024	Oct. 31, 2023	Oct. 16, 2023 USD ($)	Oct. 16, 2023 CAD ($)	Jun. 24, 2022 USD ($)	Jun. 24, 2022 CAD ($)	Jun. 12, 2021	Jun. 06, 2021	Mar. 01, 2021	Dec. 19, 2020	Jul. 15, 2020	Apr. 01, 2020	Feb. 25, 2019	Nov. 15, 2017	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 14, 2025	Feb. 28, 2024	Dec. 15, 2023	Apr. 01, 2019	Aug. 20, 2013
Property, Plant and Equipment [Line Items]
Equity purchased, value											$ 80,030	$ 100,000
Issued and outstanding number of ordinary shares descriptions				The Share Consolidation will reduce the issued and outstanding number of ordinary shares of the Company as of March 31, 2024 from 51,568,883 shares to approximately 3,437,926 shares.
Cash																					$ 334,910	$ 620,910
Working capital deficit																					54,500,000	67,600,000
Impairment of Long-Lived Assets to be Disposed of																					4,695,912	49,784	$ 0
Details of share purchase agreement																On December 19, 2020, Farvision Education entered into a purchase agreement with the original shareholders of Max the Mutt Animation Inc. (“MTM Animation”), a private vocational college registered with Ontario Ministry of Colleges and University, to purchase all of the issued and outstanding shares of MTM Animation for a total consideration of $2.1 million (C$2.6 million). The consideration included two components: i) a fixed or guaranteed purchase price of $1.7 million (C$2.1 million), and ii) post-closing performance-based payments aggregating up to $392,450 (C$500,000). The Company acquired 70% of equity interest of MTM Animation for a total consideration of $1,456,546 (C$1,820,000) on February 28, 2022. The remaining 30% of the purchased shares will be transferred over three years on the anniversary of the first three years after the closing. On February 28, 2022, the Company and the original shareholders of MTM Animation signed an amended agreement to transfer the remaining 30% of the purchased shares over three years by transferring 10% of the purchased shares each year after the Company making three payments of $80,030, $80,030, and $64,024 (C$100,000, C$100,000, and C$80,000) on February 28, 2023, February 28, 2024 and February 28, 2025, respectively. On June 24, 2022, additional 10% of the equity was purchased by the Company for $80,030 (C$100,000) and the Company has owned 80% of total equity of MTM Animation as at March 31, 2024.			On February 25, 2019, VESM entered into a share purchase agreement to acquire 100% of the equity interests in PrideMax Construction Group Inc. (“PrideMax Construction”), a company incorporated on July 20, 2010 in Scarborough, Ontario and had no active business since inception, from its original shareholder for $0.8 (C$1). The transaction was completed on April 1, 2019. On May 23, 2020, VESM transferred 100% of the equity interests in PrideMax Construction to NeoCanaan Investment Corporation. On June 16, 2021, PrideMax Construction filed an article of amendment to change its name to Farvision Development Group Inc (“Farvision Development”). On November 3, 2022, Farvision Development filed an article of amendment to change its name to Farvision Digital Technologies Group Inc. (“Farvision Digital”). On February 24, 2024, Farvision Digital was divested from the Group.	On November 15, 2017, the Company entered into a share purchase agreement to acquire 55% of the equity interest in Toronto ESchool Inc. (“Toronto ESchool”), a company incorporated on March 7, 2016 in Toronto, Canada, from its original shareholder, China Youth (Canada) Langton Education Technology Co. Ltd. (“Langton Canada”) for $0.8 (C$1). Langton Canada is a related party of the Company due to common control, as Ms. Fan Zhou was the sole director of Langton Canada. It was considered an asset acquisition in accordance with ASU 2017-01 since substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets – a private high school license. On June 19, 2020, the Company further acquired 15% of the equity interests in Toronto ESchool from its original shareholder (a third party) for consideration of $31,808 (C$40,000). After this transaction, the Company owns total of 70% of the equity interests of Toronto ESchool. On June 19, 2020, the Company transferred its 70% of equity interests in Toronto ESchool to its wholly owned subsidiary Farvision Education.
Details of Investment Agreement			On October 18, 2024, the Company acquired 51% of Yude Industrial Group Limited, and 100% of its subsidiary-Visionary Holdings (Guangdong) Limited. The business scope encompasses a cross-sector industrial investment and operational coordination platform. It is primarily focused on direct industrial investments, cross-border business integration, and the empowerment of subsidiary companies. The platform invests in diversified sectors including high & new technology and import/export, while coordinating resources and providing strategic services to facilitate business expansion for its portfolio enterprises.										On June 12, 2021, Farvision Education entered into an investment agreement with two individuals who were the original shareholders of 9651837 Canada Inc. (o/a “Lowell Academy”), a private high school offering classes for Grades 9-12 students and registered with Ontario Ministry of Education. Pursuant to the agreement, Farvision Education subscribed for 70% of the shares of Lowell Academy for a consideration of $164,829 (C$210,000). The transaction was completed on June 12, 2021. On February 5, 2024, the Lowell Academy was divested from the Group.		On March 1, 2021, Farvision Education entered into an investment agreement with two individuals who were the original shareholders of 7621531 Canada Inc., operating as Conbridge College of Business and Technology (“Conbridge College”), a private career college registered with Ontario Ministry of Colleges and Universities. Pursuant to the agreement, Farvision Education acquired 80% of the equity interests of Conbridge College of Business and Technology for a total consideration of $63,616 (C$80,000). The transaction was closed on September 1, 2021.		On July 15, 2020, Farvision Education entered into an investment agreement with 2549601 Ontario Inc., which owns a private high school license registered with the Ontario Ministry of Education, to incorporate Maple Toronto Arts & Performance Academy Inc. with a total investment of $159,040 (C$200,000) from both parties. Pursuant to the agreement, Farvision Education subscribed for 80% of its total 200,000 common shares at C$ 1.00 per share, and 2549601 Ontario Inc. subscribed the remaining 20% of its total common shares, which was completed on July 27, 2020. On August 3, 2020, the Company filed an article of amendment to change the name of Maple Toronto Arts & Performance Academy Inc. to Maple Toronto Art Academy Inc. (“Art Academy”). On July 27, 2020, Art Academy entered into a license transfer agreement with 2549601 Ontario Inc. (operating as Alathena International Academy Richmond Hill), a private high school registered with Ontario Ministry of Education. Pursuant to the agreement, Art Academy acquired the private high school license for a consideration of $159,040 (C$200,000). The transaction was completed on September 1, 2020.
Details of share transfer agreement	On December 10, 2024, the Company transferred (i) 100% equity of Animation., a wholly owned subsidiary of the Company to an individual unrelated to the Company, at a price of $72 (C$100) and (ii) 100% equity of NeoCanaan, a wholly owned subsidiary of the Company to an unrelated party, at a price of $72 (C$100). The Company deconsolidated the two companies since then.	On December 10, 2024, the Company transferred (i) 100% equity of Animation., a wholly owned subsidiary of the Company to an individual unrelated to the Company, at a price of $72 (C$100) and (ii) 100% equity of NeoCanaan, a wholly owned subsidiary of the Company to an unrelated party, at a price of $72 (C$100). The Company deconsolidated the two companies since then.	On October 18, 2024, the Company entered into a share transfer agreement to have 51% shares of Fortune Financial Group Limited and 100% shares of its subsidiaries on March 10, 2025 Visionary Securities Limited – focus on engaged in securities trading and brokerage operations; on March 3, 2025 Visionary Asset Management Limited – focus on business engagement in fund management and fund issuance; on March 21, 2025 Visionary Fintect Limited - engages in investing in and acquiring fintech businesses.											On June 6, 2021, Farvision Education entered into a share transfer agreement with Mr. Jason Wang, a related party, to transfer his 70% of the equity interests in Princeton Career Education Group Inc. (“Princeton Career”) for $0.8 (C$1). The transaction was completed on June 12, 2021. The Princeton Career was divested from the Group on July 26, 2022.				On April 1, 2021, Visionary Education Services and Management Inc. (“VESM”) entered into a share transfer agreement with Mr. Jason Wang, a related party, to transfer his 100% of the equity interests in Glorious Future Study Abroad Immigration Group Inc. (“Glorious Immigration”) and PrideMax International Human Resources Services Inc. (“PrideMax HR”) for $0.8 (C$1). The transaction was completed on June 12, 2021. On June 16, 2021, Glorious Immigration changed its name Visionary Study Aboard & Immigration Services Inc. (“Visionary Immigration”). On June 17, 2021, PrideMax HR changed its name to Farvision Human Resources Service Company Inc. (“Farvision HR”). On July 26, 2022, both Visionary Immigration and Farvision HR have been diverted from the Group, and both Visionary Immigration and Farvision HR have been inactive since the acquisition by VESM.
Percentage Of Registered Capital								100
Net (loss) income																					$ (15,746,353)	$ 967,249	$ (3,572,108)
Farvision Digital Technology Group [Member]
Property, Plant and Equipment [Line Items]
Sale of Stock, Percentage of Ownership before Transaction							100.00%
Proceeds from Divestiture of Businesses and Interests in Affiliates					$ 74,160	$ 100,000
Animation [Member]
Property, Plant and Equipment [Line Items]
Sale of Stock, Percentage of Ownership before Transaction	100.00%	100.00%
Proceeds from Divestiture of Businesses and Interests in Affiliates	$ 72	$ 100
NeoCanaan [Member]
Property, Plant and Equipment [Line Items]
Sale of Stock, Percentage of Ownership before Transaction	100.00%	100.00%
Proceeds from Divestiture of Businesses and Interests in Affiliates	$ 72	$ 100
Fortune Financial Group Limited [Member]
Property, Plant and Equipment [Line Items]
Ownership interest			51.00%
Equity method investment, ownership percentage			51.00%
Visionary Securities Limited [Member]
Property, Plant and Equipment [Line Items]
Ownership interest			100.00%
Equity method investment, ownership percentage			100.00%
Visionary Asset Management Limited [Member]
Property, Plant and Equipment [Line Items]
Ownership interest			100.00%
Equity method investment, ownership percentage			100.00%
Visionary Fintect Limited [Member]
Property, Plant and Equipment [Line Items]
Ownership interest			100.00%
Equity method investment, ownership percentage			100.00%
Yude Industrial Group Limited [Member]
Property, Plant and Equipment [Line Items]
Ownership interest			51.00%
Equity method investment, ownership percentage			51.00%
Visionary Holdings Limited [Member]
Property, Plant and Equipment [Line Items]
Ownership interest			100.00%																					100.00%
Equity method investment, ownership percentage			100.00%																					100.00%
Visionary Group [Member]
Property, Plant and Equipment [Line Items]
Ownership interest																											100.00%
Equity method investment, ownership percentage																											100.00%
Bethune [Member]
Property, Plant and Equipment [Line Items]
Ownership interest																										100.00%
Equity method investment, ownership percentage																										100.00%
Bethune [Member] | Share Transfer Agreement [Member]
Property, Plant and Equipment [Line Items]
Ownership interest																										100.00%
Payment to acquire business									$ 478,613	$ 648,000
Equity method investment, ownership percentage																										100.00%
Farvision Digital Technology Group [Member]
Property, Plant and Equipment [Line Items]
Sale of Stock, Percentage of Ownership before Transaction					100.00%	100.00%
Lowell Academy [Member]
Property, Plant and Equipment [Line Items]
Sale of Stock, Percentage of Ownership before Transaction					70.00%	70.00%
Visionary Biotechnology Group [Member]
Property, Plant and Equipment [Line Items]
Ownership interest																									55.00%
Equity method investment, ownership percentage																									55.00%
Visionary Education Technology Holdings Group Inc [Member]
Property, Plant and Equipment [Line Items]
Ownership interest																												100.00%
Equity method investment, ownership percentage																												100.00%